Operating Expenses, Stock Compensation Series (Details) - Restricted Shares [Member]	12 Months Ended
Dec. 31, 2021 shares $ / shares
January 2017 [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	900,000
Vesting period	2 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.61
January 2018 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	355,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.92
January 2018 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	212,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 2.30
January 2019 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	360,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.25
January 2019 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	200,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.04
March 2019 [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	210,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.60
January 2020 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	460,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.22
January 2020 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	150,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.22
January 2020 Three [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	200,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.56
January 2021 One [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	579,100
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.52
January 2021 Two [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	175,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.52
January 2021 Three [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	119,900
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.22